JPMorgan Core Plus Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	(0.51%)	2.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	(0.39%)	1.91%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	0.52%	2.72%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.84%	(1.10%)	1.22%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	(0.30%)	1.45%